Supplemental Cash Flow Disclosure (Tables)	12 Months Ended
Mar. 31, 2022
Supplemental Disclosure Respect To Cash Flows [Abstract]
Disclosure of cash flow statement [Table Text Block]
	For the Years Ended
	March 31, 2022	March 31, 2021	March 31, 2020
Interest paid	$102,307	$744,422	$965,548
Interest received	$247,307	$199,936	$68,375
Taxes paid	$-	$-	$-

Non-cash investing and financing transactions:
Fair value of stock options exercised	$1,139,621	$164,869	$116,768
Fair value of warrants exercised	$994,161	$772,408	$18,209
Shares issued for conversion of debentures	$-	$3,404,693	$23,673
Accretion income on promissory note receivable	$7,034	$(26,426)	$(39,019)
Accretion expense on convertible debentures	$-	$378,687	$548,882
Accrued interest on paycheck protection program loan	$-	$3,378	$-
Right of use asset acquired	$-	$-	$172,404
Property and equipment through financing	$42,831	$-	$-
Assets transferred from Inventory to Property and equipment	$1,408,813	$271,291	$212,890

Disclosure of changes in liabilities arose from financing activities [Table Text Block]

The following changes in liabilities arose from financing activities during the year ended March 31, 2022:

		Cash Flows		Non Cash Changes
					Accretion and
	31-Mar-21	Advances	Repayment	Forgiveness	accrued interest	Recognize	F/X Changes	31-Mar-22
Paycheck Protection Loan	$365,278	$-	$-	$(365,278)	$-	$-	$-	$-
Promissory note payable	346,166	-	(346,166)	-	-	-	-	-
Line of credit	-	5,766,379	-	-	-	-	-	5,766,379
Lease liabilities	386,651	-	(266,042)	-	-	-	-	120,609
Other liabilities	-	-	-	-	-	42,831	-	42,831
	$1,098,095	$5,766,379	$(612,208)	$(365,278)	$-	$42,831	$-	$5,929,819

The following changes in liabilities arose from financing activities during the year ended March 31, 2021:

		Cash Flows			Non Cash Changes
						Accretion and	Recognize
	31-Mar-20	Advances		Repayment	Conversion	accrued interest	Lease Liabilities	F/X Changes	31-Mar-21
Loans payable to related parties	$2,700,625	$137,074		$(2,803,863)	$-	$(187,610)	$-	$153,774	$-
Paycheck Protection Loan	-	361,900		-	-	3,378	-	-	365,278
Promissory note payable	404,196	-		(58,030)	-	-	-	-	346,166
Note payable	10,574	-		(10,574)	-	-	-		-
Convertible debentures	2,995,136	-		-	(3,404,693)	378,687	-	30,870	-
Line of credit	5,469,944	-		(5,469,944)	-	-	-	-	-
Lease liabilities	659,118	-		(272,467)	-	-	-	-	386,651
	$12,239,593	$498,974	$		$(3,404,693)	$194,455	$-	$184,644	$1,098,095

The following changes in liabilities arose from financing activities during the year ended March 31, 2020:

		Cash Flows		Non Cash Changes
						Recognize
	31-Mar-19	Advances	Repayment	Conversion	Accretion	Lease Liabilities	F/X Changes	31-Mar-20
Loans payable to related parties	$1,498,907	$1,630,668	$(358,873)	$-	$-	$-	$(70,077)	$2,700,625
Promissory note payable	461,135	-	(56,939)	-	-	-	-	404,196
Note payable	268,946	-	(276,258)	-	-	-	17,886	10,574
Convertible debentures	2,737,054	-	-	(23,673)	548,882	-	(267,127)	2,995,136
Line of credit	4,419,907	1,050,037	-	-	-	-	-	5,469,944
Lease liabilities	718,288	-	(231,574)	-	-	172,404	-	659,118
	$10,104,237	$2,680,705	$(923,644)	$(23,673)	$548,882	$172,404	$(319,318)	$12,239,593